Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities at fair value on a recurring basis

	Level	Fair Value
Assets:
Cash and marketable securities held in Trust Account	1	$207,005,566
Liabilities:
Warrant Liability — Public Warrants	1	11,178,000
Warrant Liability — Private Placement Warrants	3	2,456,500
Warrant liability — Sponsor and Directors	3	733,500

Schedule of Black-Scholes-Merton model for the warrants

Input	January 13, 2021	June 30, 2021
Risk-free interest rate	0.74%	1.06%
Expected term (years)	5.00	5.00
Expected volatility	21%	18%
Exercise price	$11.50	$11.50
Fair value of Units	$9.43	$9.81

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 19, 2021	3,278,500	11,902,500	15,181,000
Change in valuation inputs or other assumptions	(82,500)	(724,500)	(807,000)

Fair value as of June 30, 2021	$3,190,000	$11,178,000	$14,368,000